Interest-bearing loans and borrowings - Schedule and maturity of borrowings (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 12, 2025	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		$ 2,622,255	$ 930,713
Loans		6,471,566	2,722,857
Repayments		(4,959,707)	(1,588,472)
Acquisitions through business combinations		1,419,424	568,520
Transaction expenses		(32,039)	(9,990)
Other changes		(3,530)	5,001
Disposals through sale of subsidiary			(1,137)
Translation differences		31,820	(5,237)
Carrying amount of liability at the end of the period		5,549,789	2,622,255
More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		889,221	82,746
Carrying amount of liability at the end of the period		1,929,398	889,221
Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		1,429,347	552,319
Carrying amount of liability at the end of the period		2,790,355	1,429,347
More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		2,318,568	635,065
Carrying amount of liability at the end of the period		4,719,753	2,318,568
Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		303,687	295,648
Carrying amount of liability at the end of the period		830,036	303,687
Bank loans
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		1,652,806	528,359
Loans		4,782,903	1,971,542
Repayments		(4,237,099)	(1,177,328)
Acquisitions through business combinations	$ 995,800	995,820	332,529
Transaction expenses		(23,877)	(6,686)
Other changes		(4,594)	5,257
Disposals through sale of subsidiary			0
Translation differences		24,801	(867)
Carrying amount of liability at the end of the period		3,190,760	1,652,806
Bank loans | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		360,928	30,203
Carrying amount of liability at the end of the period		556,818	360,928
Bank loans | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		1,089,941	332,032
Carrying amount of liability at the end of the period		2,282,772	1,089,941
Bank loans | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		1,450,869	362,235
Carrying amount of liability at the end of the period		2,839,590	1,450,869
Bank loans | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		201,937	166,124
Carrying amount of liability at the end of the period		351,170	201,937
Other notes
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		202,620	201,952
Loans		0	0
Repayments		0	0
Acquisitions through business combinations		0	0
Transaction expenses		667	668
Other changes		0	0
Disposals through sale of subsidiary			0
Translation differences		0	0
Carrying amount of liability at the end of the period		203,287	202,620
Other notes | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		0	0
Carrying amount of liability at the end of the period		0	0
Other notes | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		198,887	198,219
Carrying amount of liability at the end of the period		0	198,887
Other notes | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		198,887	198,219
Carrying amount of liability at the end of the period		0	198,887
Other notes | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		3,733	3,733
Carrying amount of liability at the end of the period		203,287	3,733
Lease liabilities
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		3,744	36,856
Loans		2,539	332
Repayments		(121,881)	(33,604)
Acquisitions through business combinations		120,541	1,500
Transaction expenses		0	0
Other changes		0	(171)
Disposals through sale of subsidiary			(1,137)
Translation differences		106	(32)
Carrying amount of liability at the end of the period		5,049	3,744
Lease liabilities | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		184	206
Carrying amount of liability at the end of the period		48	184
Lease liabilities | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		1,267	3,157
Carrying amount of liability at the end of the period		3,320	1,267
Lease liabilities | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		1,451	3,363
Carrying amount of liability at the end of the period		3,368	1,451
Lease liabilities | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		2,293	33,493
Carrying amount of liability at the end of the period		1,681	2,293
Other borrowings
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		763,085	163,546
Loans		1,686,124	750,983
Repayments		(600,727)	(377,540)
Acquisitions through business combinations		303,063	234,491
Transaction expenses		(8,829)	(3,972)
Other changes		1,064	(85)
Disposals through sale of subsidiary			0
Translation differences		6,913	(4,338)
Carrying amount of liability at the end of the period		2,150,693	763,085
Other borrowings | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		528,109	52,337
Carrying amount of liability at the end of the period		1,372,532	528,109
Other borrowings | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		139,252	18,911
Carrying amount of liability at the end of the period		504,263	139,252
Other borrowings | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		667,361	71,248
Carrying amount of liability at the end of the period		1,876,795	667,361
Other borrowings | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		95,724	92,298
Carrying amount of liability at the end of the period		$ 273,898	$ 95,724